Dividends	6 Months Ended
Jun. 30, 2019
Interim Financial Reporting [Abstract]
Dividends

3	Dividends
A first interim dividend of $0.10 per ordinary share in respect of the financial year ending 31 December 2019 was declared by the Directors on 3 May 2019. This distribution, amounting to $2,023m, was paid on 5 July 2019.
On 5 August 2019, the Directors declared a second interim dividend of $0.10 per ordinary share in respect of the financial year ending 31 December 2019. This distribution amounts to approximately $2,028m and will be payable on 26 September 2019. No liability is recognised in the financial statements in respect of these dividends.

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2019			30 Jun 2018			31 Dec 2018
	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip
	$	$m	$m	$	$m	$m	$	$m	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend	0.21	4,206	1,160	0.21	4,197	393	—	—	—
In respect of current year:
– first interim dividend[1]	—	—	—	0.10	2,008	213	—	—	—
– second interim dividend	—	—	—	—	—	—	0.10	1,990	181
– third interim dividend	—	—	—	—	—	—	0.10	1,992	707
Total	0.21	4,206	1,160	0.31	6,205	606	0.20	3,982	888
Total dividends on preference shares classified as equity (paid quarterly)	31.00	45		31.00	45		31.00	45
Total coupons on capital securities classified as equity		664			654			616
Dividends to shareholders		4,915			6,904			4,643

1
At 30 June 2019, HSBC changed its accounting practice on the recognition of interim dividends to recognise them on the date of payment rather than the date of declaration, in line with generally accepted accounting practice. Prior periods have not been restated as all the relevant amounts are clearly disclosed, and the change is not considered material.

Total coupons on capital securities classified as equity
				Half-year to
				30 Jun	30 Jun	31 Dec
				2019	2018	2018
				Total	Total	Total
	Footnotes	First call date	Per security	$m	$m	$m
Perpetual subordinated capital securities	1
– $2,200m issued at 8.125%		Apr 2013	$2.032	—	89	—
– $3,800m issued at 8.000%		Dec 2015	$2.000	—	76	—
Perpetual subordinated contingent convertible securities	2
– $1,500m issued at 5.625%		Jan 2020	$56.250	42	42	42
– $2,000m issued at 6.875%		Jun 2021	$68.750	69	69	69
– $2,250m issued at 6.375%		Sep 2024	$63.750	72	72	71
– $2,450m issued at 6.375%		Mar 2025	$63.750	78	78	78
– $3,000m issued at 6.000%		May 2027	$60.000	90	90	90
– $2,350m issued at 6.250%		Mar 2023	$62.500	73	—	73
– $1,800m issued at 6.500%		Mar 2028	$65.000	58	—	59
– €1,500m issued at 5.250%		Sep 2022	€52.500	45	48	47
– €1,000m issued at 6.000%		Sep 2023	€60.000	34	36	36
– €1,250m issued at 4.750%		July 2029	€47.500	34	36	34
– SGD1,000m issued at 4.700%		Jun 2022	SGD47.000	17	18	17
– SGD750m issued at 5.000%		Sep 2023	SGD50.000	14	—	—
– £1,000m issued at 5.875%		Sep 2026	£58.750	38	—	—
Total				664	654	616

1
In 2H18, HSBC redeemed the $2,200m and $3,800m perpetual subordinated capital securities. 2018 discretionary coupons were paid quarterly on the perpetual subordinated capital securities, in denominations of $25 per security.

2	Discretionary coupons are paid twice a year on the perpetual subordinated contingent convertible securities, in denominations of 1,000 per security in each security’s issuance currency.